EARNINGS PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share
Net income	¥ 6,452,554	¥ 1,565,139	¥ 955,572
Less: Net income attributable to non-controlling interests	3,005,111	944,633	234,554
Net income attributable to JinkoSolar's ordinary shareholders	3,447,443	620,506	721,018
Numerator for diluted income per share	¥ 3,441,869	¥ 620,506	¥ 412,679
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	207,705,476	198,004,260	190,672,869
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	226,113,084	200,408,494	205,719,772
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 16.60	¥ 3.13	¥ 3.78
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders	¥ 15.23	¥ 3.10	¥ 2.01
Share-Based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share
Dilutive effects of share options	6,920,728	2,404,234	540,620
Convertible senior note payable
Antidilutive Securities Excluded from Computation of Earnings Per Share
Dilutive effects of convertible senior notes	¥ (5,574)		¥ (308,339)
Dilutive effects of convertible notes	11,486,880		14,506,283